Hedging - Gains and Losses on New Shipping Configuration (Details) (Derivatives designated as hedging instruments, Average rate forward contract, Settlement Period - 2015, USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2011 T
Derivatives designated as hedging instruments | Average rate forward contract | Settlement Period - 2015
Derivative [Line Items]
Recognition of unrealized gains on contracts which were originally intended to hedge bunker fuel purchases in future periods as a result of new shipping configuration	$ 12
Gains on sale of contracts that were in excess of expected core fuel demand	$ 2
Notional amount of contracts sold as a result of new shipping configuration	74,655